Related Party Transactions (Schedule of Related Party Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction, Due from (to) Related Party [Abstract]
Net sales	$ 6,287	$ 2,605
Loans receivable	1,539	1,560
Accounts receivable	3,606	2,400
Accounts payable	$ 4,642	$ 1,755